Net Defined Benefit Liabilities - Summary of Changes in the Net Defined Benefit Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)		Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning	₩ (158,313)	[1]	₩ (292,221)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	228,415		216,612		₩ 199,882
Losses (gains) on settlement	(184)		(1,751)		55
Interest expense (income)	(7,100)		(13,662)		(23,046)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	(1,718)		(2,786)
Actuarial gains and losses by changes in financial assumptions	(25,489)		145,060
Actuarial gains and losses by experience adjustments	32,440		2,670
Return on plan assets (excluding amounts included in interest income)	(43,680)		(27,251)		(18,228)
Contributions by the Group	(213,439)		(131,400)
Payments from plans (settlement)	0		0
Payments from plans (benefit payments)	0		0
Payments from the Group	(64,187)		(54,902)
Transfer in			751
Transfer in (out)	411
Effect of exchange differences	(795)		537
Others	(49)		30
Past service cost	410
Ending	₩ (253,278)	[1]	(158,313)	[1]	(292,221)
Description of type of plan	The Group has the obligation to pay the agreed benefits to all its current and former employees.
Description of risks to which plan exposes entity	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The net defined benefit liabilities recognized in the consolidated statement of financial position are calculated by the independent actuary in accordance with actuarial valuation method.
Net defined benefit liability (asset)	₩ (158,313)		(253,278)
Net defined benefit asset	353,366		258,500			$ 244,620
Net defined benefit liability	100,088		100,187			$ 69,287
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning	2,537,534	[1]	2,362,952
Changes in net defined benefit liability (asset) [abstract]
Current service cost	228,415		216,612
Losses (gains) on settlement	(184)		(1,751)
Interest expense (income)	86,257		94,050
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	(1,718)		(2,786)
Actuarial gains and losses by changes in financial assumptions	(25,489)		145,060
Actuarial gains and losses by experience adjustments	32,440		2,670
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions by the Group	0		0
Payments from plans (settlement)	(3,841)		(457)
Payments from plans (benefit payments)	(230,683)		(225,551)
Payments from the Group	(64,187)		(54,902)
Transfer in			952
Transfer in (out)	833
Effect of exchange differences	(804)		613
Others	(49)		72
Past service cost	410
Ending	2,558,934	[1]	2,537,534	[1]	2,362,952
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning	(2,695,847)	[1]	(2,655,173)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	0		0
Losses (gains) on settlement	0		0
Interest expense (income)	(93,357)		(107,712)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	(43,680)		(27,251)
Contributions by the Group	(213,439)		(131,400)
Payments from plans (settlement)	3,841		457
Payments from plans (benefit payments)	230,683		225,551
Payments from the Group	0		0
Transfer in			(201)
Transfer in (out)	(422)
Effect of exchange differences	9		(76)
Others	0		(42)
Past service cost	0
Ending	₩ (2,812,212)	[1]	₩ (2,695,847)	[1]	₩ (2,655,173)

[1]	The net defined benefit assets of ￦292,221 million is calculated by subtracting ￦81,869 million of net defined benefit liabilities from ￦374,090 million of net defined benefit assets as of December 31, 2023. The net defined benefit assets of ￦158,313 million is calculated by subtracting ￦100,187 million of net defined benefit liabilities from ￦258,500 million of net defined benefit assets as of December 31, 2024.